Voyage Expenses and Vessel Operating Expenses - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Commissions	$ 626	$ 160	$ 224
Bunkers expenses	0	2,117	1,634
Other voyage expenses	502	213	240
Total	$ 1,128	$ 2,490	$ 2,098